EQUITY-BASED COMPENSATION - Oak Street Earnout Units (Details) - Compensation: $ in Millions	7 Months Ended
Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	38.00%
Revenue discount rate	15.00%
Unamortized compensation expense	$ 326.6
Weighted-average amortization period	2 years
Discount for lack of marketability	13.00%
Expected holding period	2 years